Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash And Cash Equivalents [Abstract]
Cash on hand and in banks (Note 28)	₱ 6,351	₱ 6,384
Temporary cash investments (Note 28)	26,554	32,338
Cash and cash equivalents	₱ 32,905	₱ 38,722	₱ 46,455	₱ 26,659